CONSOLIDATED BALANCE SHEETS (TAT Technologies Ltd. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd. [Member]
CURRENT ASSETS:
Cash and cash equivalents	$ 16,581	$ 26,232	$ 27,037
Short-term bank deposits	10,048
Marketable securities at fair value		1,900
Short-term restricted deposits	2,307	954
Trade accounts receivable, net	20,930	20,621
Other accounts receivable and prepaid expenses	4,533	5,661
Amounts due from related parties	54	818
Inventories, net	33,031	31,303
Total current assets	87,484	87,489
INVESTMENT AND OTHER NON CURRENT ASSETS:
Long-term restricted deposits		2,300
Investment in an affiliated company	1,264	5,020
Funds in respect of employee rights upon retirement	3,318	2,859
Deferred income taxes	2,535	3,669
Total investment and other non current assets	7,117	13,848
PROPERTY, PLANT AND EQUIPMENT, NET	12,910	12,939
GOODWILL, NET		1,042	1,156
Total long-term assets	20,027	27,829
Total assets	107,511	115,318	121,427
CURRENT LIABILITIES:
Short term bank loan and current maturities of long-term loans	3,274	4,916
Trade accounts payable	5,373	5,073
Amounts due to related parties	112	165
Other accounts payable and accrued expenses	7,295	6,670
Total current liabilities	16,054	16,824
NON CURRENT LIABILITIES:
Long-term loans, net of current maturities	1,116	4,420
Other long-term liabilities		86
Liability in respect of employee rights upon retirement	3,815	3,414
Deferred income taxes	1,490	1,413
Total long-term liabilities	6,421	9,333
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	22,475	26,157
EQUITY:
Ordinary shares of NIS 0.9 par value : Authorized: 10,000,000 shares at December 31, 2012 and 2011; Issued: 9,073,043 shares at December 31, 2012 and 2011; Outstanding: 8,798,570 and 8,815,003 shares at December 31, 2012 and 2011, respectively	2,790	2,790
Additional paid-in capital	64,410	64,402
Treasury shares at cost - 274,473 and 258,040 shares, at December 31, 2012 and 2011, respectively	(2,088)	(2,018)
Accumulated other comprehensive loss	(897)	(1,036)
Retained earnings	18,018	22,232
Total TAT Technologies Ltd. shareholders' equity	82,233	86,370
Non controlling interest	2,803	2,791
Total equity	85,036	89,161	91,111
Total liabilities and equity	$ 107,511	$ 115,318